SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Fixed income securities, at fair value (amortized cost $446 and $809)	$ 76,113	$ 79,612
Short-term investments, at fair value (amortized cost $148 and $1,428)	1,291	3,279
Cash	776	562	612	415
Total assets	125,193	130,500	132,209
Liabilities
Long-term debt	5,908	5,908
Total liabilities	106,867	111,855
Equity
Additional capital paid-in	3,189	3,176
Retained income	31,909	31,558
Deferred ESOP expense	(43)	(44)
Treasury stock, at cost (399 million and 367 million shares)	(16,795)	(15,910)
Accumulated other comprehensive income:
Unrealized net capital gains and losses	1,400	948
Unrealized foreign currency translation adjustments	56	68
Unrecognized pension and other postretirement benefit cost	(1,427)	(1,188)
Total accumulated other comprehensive income (loss)	29	(172)
Total shareholders' equity	18,298	18,617
Total liabilities and equity	125,193	130,500
Additional balance sheet disclosures:
Short-term, at fair value, amortized cost (in dollars)	1,291	3,279
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	900,000,000	900,000,000
Common stock, shares outstanding	501,000,000	533,000,000
Treasury stock, shares	399,000,000	367,000,000
Federal Home Loan Bank ("FHLB") advances, due 2018
Liabilities
Long-term debt	14	16
Synthetic lease VIE obligations, floating rates, due 2014
Liabilities
Long-term debt	44	42
Allstate Corporation
Assets
Investments in subsidiaries	24,660	22,407
Fixed income securities, at fair value (amortized cost $446 and $809)	455	824
Short-term investments, at fair value (amortized cost $148 and $1,428)	148	1,428
Cash	5
Receivable from subsidiaries	264	269
Other assets	595	335
Total assets	26,127	25,263
Liabilities
Long-term debt	5,850	5,850
Postretirement benefit obligation	1,571	376
Deferred compensation	219	232
Dividends payable to shareholders	109	109
Other liabilities	80	79
Total liabilities	7,829	6,646
Equity
Preferred stock, $1 par value, 25 million shares authorized, none issued
Common stock, $.01 par value, 2.0 billion shares authorized and 900 million issued, XXX million and 533 million shares outstanding	9	9
Additional capital paid-in	3,189	3,176
Retained income	31,909	31,558
Deferred ESOP expense	(43)	(44)
Treasury stock, at cost (399 million and 367 million shares)	(16,795)	(15,910)
Accumulated other comprehensive income:
Unrealized net capital gains and losses	1,400	948
Unrealized foreign currency translation adjustments	56	68
Unrecognized pension and other postretirement benefit cost	(1,427)	(1,188)
Total accumulated other comprehensive income (loss)	29	172
Total shareholders' equity	18,298	18,617
Total liabilities and equity	26,127	25,263
Additional balance sheet disclosures:
Fixed income securities, at fair value, amortized cost (in dollars)	446	809
Short-term, at fair value, amortized cost (in dollars)	$ 148	$ 1,428
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	25,000,000	25,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	900,000,000	900,000,000
Common stock, shares outstanding	501,000,000	533,000,000
Treasury stock, shares	399,000,000	367,000,000